Note 10 - Share-based Compensation - Exercise Price Range Relating to Outstanding and Exercisable Options (Details)	12 Months Ended
Jun. 30, 2017 $ / shares shares
Outstanding Number of Stock Options (in shares) | shares	7,566,642
Outstanding Weighted Average Remaining Contractual Life (Year)	7 years 240 days
Weighted Average Exercise Price (in dollars per share)	$ 2.40
Exercisable Number of Stock Options (in shares) | shares	2,841,608
Exercisable Weighted Average Exercise Price (in dollars per share)	$ 4.28
Range One [Member]
Exercise Prices Range, Lower (in dollars per share)	0.49
Exercise Prices Range, Upper (in dollars per share)	$ 1.21
Outstanding Number of Stock Options (in shares) | shares	2,272,000
Outstanding Weighted Average Remaining Contractual Life (Year)	9 years 277 days
Weighted Average Exercise Price (in dollars per share)	$ 0.65
Exercisable Number of Stock Options (in shares) | shares
Exercisable Weighted Average Exercise Price (in dollars per share)
Range Two [Member]
Exercise Prices Range, Lower (in dollars per share)	1.30
Exercise Prices Range, Upper (in dollars per share)	$ 1.95
Outstanding Number of Stock Options (in shares) | shares	1,607,467
Outstanding Weighted Average Remaining Contractual Life (Year)	9 years 3 days
Weighted Average Exercise Price (in dollars per share)	$ 1.38
Exercisable Number of Stock Options (in shares) | shares	243,217
Exercisable Weighted Average Exercise Price (in dollars per share)	$ 1.51
Range Three [Member]
Exercise Prices Range, Lower (in dollars per share)	2.02
Exercise Prices Range, Upper (in dollars per share)	$ 6.11
Outstanding Number of Stock Options (in shares) | shares	3,558,940
Outstanding Weighted Average Remaining Contractual Life (Year)	5 years 328 days
Weighted Average Exercise Price (in dollars per share)	$ 3.02
Exercisable Number of Stock Options (in shares) | shares	2,470,156
Exercisable Weighted Average Exercise Price (in dollars per share)	$ 3.27
Range Four [Member]
Exercise Prices Range, Lower (in dollars per share)	6.65
Exercise Prices Range, Upper (in dollars per share)	$ 34.86
Outstanding Number of Stock Options (in shares) | shares	128,235
Outstanding Weighted Average Remaining Contractual Life (Year)	2 years 116 days
Weighted Average Exercise Price (in dollars per share)	$ 29.14
Exercisable Number of Stock Options (in shares) | shares	128,235
Exercisable Weighted Average Exercise Price (in dollars per share)	$ 29.14